Restricted Equity Investments - Restricted Equity Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Restricted equity investments, at cost	$ 14,961	$ 17,019
FRB Stock [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Restricted equity investments, at cost	9,168	9,870
FHLBNY Stock [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Restricted equity investments, at cost	5,645	7,001
Atlantic Central Bankers Bank Stock [Member]
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Restricted equity investments, at cost	$ 148	$ 148